Derivative Financial Instruments and Hedging Activities	12 Months Ended
Dec. 28, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging Activities
Derivative Financial Instruments and Hedging Activities
Heinz operates internationally, with manufacturing and sales facilities in various locations around the world, and utilizes certain derivative financial instruments to manage its foreign currency, debt and interest rate exposures. At December 28, 2014, Heinz had outstanding currency exchange, interest rate, and cross-currency swap derivative contracts with notional amounts of $4.6 billion, $7.9 billion and $9.9 billion, respectively. At December 29, 2013, Heinz had outstanding currency exchange, interest rate, and cross-currency swap derivative contracts with notional amounts of $2.5 billion, $9.0 billion and $8.3 billion, respectively. At April 28, 2013, the H. J. Heinz Company had outstanding currency exchange, interest rate, and cross-currency interest rate derivative contracts with notional amounts of $873 million, $160 million and $316 million, respectively. The fair value of derivative financial instruments was a net asset of $434 million, a net asset of $109 million, and a net liability of $11 million at December 28, 2014, December 29, 2013 and April 28, 2013, respectively.
The following table presents the fair values and corresponding balance sheet captions of Heinz’s derivative instruments as of December 28, 2014, December 29, 2013 and April 28, 2013:

	Successor						Predecessor
	December 28, 2014			December 29, 2013			April 28, 2013
	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross- Currency Interest Rate Swap Contracts
	(In millions)
Assets:
Derivatives designated as hedging instruments:
Other receivables, net	$43	$—	$—	$37	$—	$—	$23	$4	$—
Other non-current assets	3	2	357	4	265	31	11	29	—
	46	2	357	41	265	31	34	33	—
Derivatives not designated as hedging instruments:
Other receivables, net	158	—	—	9	—	—	1	—	—
Other non-current assets	11	—	—	—	—	—	—	—	—
	169	—	—	9	—	—	1	—	—
Total assets(1)	$215	$2	$357	$50	$265	$31	$35	$33	$—
Liabilities:
Derivatives designated as hedging instruments:
Other payables	$14	$—	$—	$5	$—	$—	$2	$—	$35
Other non-current liabilities	1	16	2	—	—	222	—	—	38
	15	16	2	5	—	222	2	—	73
Derivatives not designated as hedging instruments:
Other payables	108	—	—	—	—	—	5	—	—
Other non-current liabilities	—	—	—	10	—	—	—	1	—
	108	—	—	10	—	—	5	1	—
Total liabilities(1)	$123	$16	$2	$15	$—	$222	$7	$1	$73

(1) Heinz’s derivative financial instruments are subject to master netting arrangements that allow for the offset of asset and liabilities in the event of default or early termination of the contract. Heinz elects to record the gross assets and liabilities of its derivative financial instruments in the consolidated balance sheets. If the derivative financial instruments had been netted in the consolidated balance sheets, the asset and liability positions each would have been reduced by $142 million, $237 million and $69 million at December 28, 2014, December 29, 2013 and April 28, 2013. No material amounts of collateral were received or posted on Heinz’s derivative assets and liabilities as at December 28, 2014.
Refer to Note 15 for further information on how fair value is determined for Heinz’s derivatives.
The following table presents the pre-tax effect of derivative instruments on the statement of operations for the year ended December 28, 2014, the Successor period February 8, 2013 to December 29, 2013, and the Predecessor period April 29, 2013 to June 7, 2013:

	Successor						Predecessor
	December 28, 2014			February 8 - December 29, 2013			April 29 - June 7, 2013
	Foreign Exchange Contracts	Interest Rate Contracts (1)	Cross-Currency Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Interest Rate Swap Contracts
	(In millions)
Cash flow hedges:
Gains/(losses) recognized in other comprehensive income (effective portion)	$21	$(289)	$—	$30	$147	$—	$3	$—	$(4)

Net investment hedges:
Gains/(losses) recognized in other comprehensive income (effective portion)	—	—	545	—	—	(191)	—	—	—
Total gains/(losses) recognized in other comprehensive income (effective portion)	$21	$(289)	$545	$30	$147	$(191)	$3	$—	$(4)

Cash flow hedges:
Sales	$(1)	$—	$—	$(1)	$—	$—	$1	$—	$—
Cost of products sold	5	—	—	3	—	—	2	—	—
Selling, general and administrative expenses	—	—	—	—	—	—	—	—	—
Other income/(expense), net	1	—	—	2	—	—	(2)	—	(10)
Interest income/(expense)	—	—	—	—	—	—	—	—	—
	5	—	—	4	—	—	1	—	(10)

Fair value hedges:
Gains/(losses) recognized in other expense, net	—	—	—	—	—	—	—	(6)	—

Derivatives not designated as hedging instruments:
Unrealized gains/(losses) on derivative instruments	75	—	—	—	118	—	—	—	—
Gains/(losses) recognized in other expense, net	76	—	—	(31)	—	—	(4)	—	—
Gains/(losses) recognized in interest income	—	—	—	—	—	—	—	—	—
	151	—	—	(31)	118	—	(4)	—	—
Total gains/(losses) recognized in statement of operations	$156	$—	$—	$(27)	$118	$—	$(3)	$(6)	$(10)

(1) During the fourth quarter of 2014, Heinz unwound interest rate swaps associated with the Term B-2 Loans with a notional amount of $990 million. Upon termination, the deferred losses recorded in other comprehensive income related to these swaps was $10 million, which will be amortized to interest expense over the term of the associated debt.
The following table presents the pre-tax effect of derivative instruments on the statement of operations for the fiscal years ended April 28, 2013 and April 29, 2012:

	Fiscal Year Ended
	April 28, 2013			April 29, 2012
	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Interest Rate Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Interest Rate Swap Contracts
	(In millions)
Cash flow hedges:
Gains/(losses) recognized in other comprehensive income (effective portion)	$48	$—	$(77)	$46	$(2)	$6

Net investment hedges:
Gains/(losses) recognized in other comprehensive income (effective portion)	—	—	—	—	—	—
Total gains/(losses) recognized in other comprehensive income (effective portion)	$48	$—	$(77)	$46	$(2)	$6

Cash flow hedges:
Sales	$11	$—	$—	$8	$—	$—
Cost of products sold	(5)	—	—	(20)	—	—
Selling, general and administrative expenses	—	—	—	—	—	—
Other income/(expense), net	14	—	(70)	33	—	9
Interest income/(expense)	—	—	(5)	—	—	(6)
	20	—	(75)	21	—	3
Fair value hedges:
Gains/(losses) recognized in other expense, net	—	(3)	70	—	(19)	—

Derivatives not designated as hedging instruments:
Unrealized gains/(losses) on derivative instruments	—	—	—	—	—	—
Gains/(losses) recognized in other expense, net	(8)	—	—	(2)	—	—
Gains/(losses) recognized in interest income	—	(1)	—	—	—	—
	(8)	(1)	—	(2)	—	—
Total amount recognized in statement of income	$12	$(4)	$(5)	$19	$(19)	$3

Foreign Currency Hedging:
Heinz uses forward contracts and to a lesser extent, option contracts to mitigate its foreign currency exchange rate exposure due to forecasted purchases of raw materials and sales of finished goods, and future settlement of foreign currency denominated assets and liabilities. Heinz’s principal foreign currency exposures that are hedged include the Australian dollar, British pound sterling, Canadian dollar, Euro, and the New Zealand dollar. Derivatives used to hedge forecasted transactions and specific cash flows associated with foreign currency denominated financial assets and liabilities that meet the criteria for hedge accounting are designated as cash flow hedges. Consequently, the effective portion of gains and losses is deferred as a component of accumulated other comprehensive loss and is recognized in earnings at the time the hedged item affects earnings, in the same line item as the underlying hedged item. Forward points are excluded from the assessment of hedge effectiveness.
Interest Rate Hedging:
Heinz uses interest rate swaps to manage debt and interest rate exposures. Heinz is exposed to interest rate volatility with regard to existing and future issuances of fixed and floating rate debt. Primary exposures include U.S. Treasury rates and London Interbank Offered Rates (LIBOR). Derivatives used to hedge risk associated with changes in the fair value of certain fixed-rate debt obligations are primarily designated as fair value hedges. Consequently, changes in the fair value of these derivatives, along with changes in the fair value of the hedged debt obligations that are attributable to the hedged risk, are recognized in current period earnings.
Heinz also entered into cross-currency interest rate swaps which were designated as cash flow hedges of the future payments of loan principal and interest associated with certain foreign denominated variable rate debt obligations. As a result of the 2013 Merger, these contracts were terminated in May 2013. As a result of exchange rate movement between the Japanese Yen and the U.S. Dollar throughout Fiscal 2013, net losses of $70 million on the cross-currency derivatives were reclassified from other comprehensive loss to other expense, net. This net loss on the derivative was offset by a currency gain on the principal balance of the underlying debt obligation.
Prior to the 2013 Merger date, Merger Subsidiary entered into interest rate swaps to mitigate exposure to variable rate debt that was raised to finance the acquisition. These agreements were not designated as hedging instruments prior to the acquisition date, and as such, we recognized the fair value of these instruments as an asset with income of $118 million in the Successor period. As a result of the 2013 Merger and the transactions entered into in connection therewith, we have assumed the liabilities and obligations of Merger Subsidiary. Upon consummation of the acquisition, and as of December 28, 2014, these interest rate swaps with an aggregate notional amount of $9.0 billion and $7.9 billion, respectively, met the criteria for hedge accounting and were designated as hedges of future interest payments. During the next 12 months, Heinz expects $25 million of deferred losses reported in accumulated other comprehensive income to be amortized into earnings as interest expense, which are amortized using the swaplet method.
Hedge accounting adjustments related to debt obligations totaled $122 million and $128 million as of April 28, 2013 and April 29, 2012, respectively. No adjustments were recorded as of December 29, 2013 or December 28, 2014. See Note 11 for further information.
Deferred Hedging Gains and Losses:
As of December 28, 2014, Heinz is hedging forecasted inventory purchases and sales of finished goods for periods not exceeding 2 years. During the next 12 months, Heinz expects $24 million of net deferred gains reported in accumulated other comprehensive income to be reclassified to earnings, assuming market rates remain constant through contract maturities. Hedge ineffectiveness related to cash flow hedges as well as reclassifications to earnings due to hedged transactions no longer expected to occur, which is reported in current period earnings as other expense, net, was not significant for the year ended December 28, 2014, Successor period February 8, 2013 to December 29, 2013, the Predecessor period April 29, 2013 to June 7, 2013, and year ended April 28, 2013.
Hedges of Net Investments in Foreign Operations:
We have numerous investments in our foreign subsidiaries, the net assets of which are exposed to volatility in foreign currency exchange rates. Beginning in October 2013, we have used cross currency swaps to hedge a portion of our net investment in such foreign operations against adverse movements in exchange rates. As of December 28, 2014, we designated cross currency swap contracts between pound sterling and USD, the Euro and USD, the Australian Dollar and USD, the Japanese Yen and USD, and the Canadian Dollar and USD, as net investment hedges of a portion of our equity in foreign operations in those currencies. The component of the gains and losses on our net investment in these designated foreign operations driven by changes in foreign exchange rates, are economically offset by movements in the fair values of our cross currency swap contracts. The fair value of the swaps is calculated each period with changes in fair value reported in foreign currency translation adjustments within accumulated other comprehensive income (loss), net of tax. Such amounts will remain in other comprehensive income (loss) until the complete or substantially complete liquidation of our investment in the underlying foreign operations.
In relation to the cross currency swaps:
•We pay 6.462% per annum on the pound sterling notional amount of £2.795 billion and receive 6.15% per annum on the USD notional amount of $4.5 billion on each January 8, April 8, July 8 and October 8, through the maturity date of the swap, which was also expected to be on October 8, 2019.
•We pay 5.696% per annum on the Euro notional amount of €2.210 billion and receive 6.15% per annum on the USD notional amount of $3.0 billion on each January 9, April 9, July 9 and October 9, through the maturity date of the swap, which was also expected to be on October 9, 2019.
•We pay 9.164% per annum on the Australian dollar notional amount of A$794 million and receive 6.15% per annum on the USD notional amount of $750 million on each January 10, April 10, July 10 and October 10, through the maturity date of the swap, which was also expected to be on October 10, 2019.
•We pay 4.104% per annum on the Japanese yen notional amount of ¥4.9 billion and receive 6.15% per annum on the USD notional amount of $50 million on each January 11, April 11, July 11 and October 11, through the maturity date of the swap, which was also expected to be on October 11, 2019.
•We pay 6.68% per annum on the Canadian dollar notional amount of C$1.822 billion and receive 6.15% per annum on the USD notional amount of $1.6 billion on each March 4, June 4, September 4 and December 4, through the maturity date of the swap, which was also expected to be on December 4, 2019.
Cross currency swap receipts and payments are recorded in other income/(expense), net, in the consolidated statement of operations. For the year ended December 28, 2014 and December 29, 2013, Heinz recorded other expense, net, of $14 million and $6 million, respectively.
Other Activities:

Heinz enters into certain derivative contracts in accordance with its risk management strategy that do not meet the criteria for hedge accounting but which have an economic impact of largely mitigating foreign currency or interest rate exposures. These derivative contracts primarily include foreign currency forwards used to help mitigate the translation impact resulting from accounting remeasurement of certain foreign-currency denominated intercompany loans and other foreign-currency denominated activities between our subsidiaries. As of December 28, 2014, December 29, 2013 and April 28, 2013, Heinz maintained foreign currency forward contracts with a total notional amount of $3,768 million, $1,010 million, and $370 million, respectively, that did not meet the criteria for hedge accounting. These forward contracts are accounted for on a full mark-to-market basis through current earnings, with gains and losses recorded as a component of other income/(expense), net. These contracts are scheduled to mature within three years.
Forward contracts that were put in place to help mitigate the unfavorable impact of translation associated with key foreign currencies resulted in gains of $4 million and $9 million for the years ended April 28, 2013 and April 29, 2012, respectively. These contracts were terminated as part of the 2013 Merger Agreement in early May 2013, and as such, no activity existed in the Predecessor or Successor periods.
Heinz entered into a three-year total rate of return swap with an unaffiliated international financial institution during the third quarter of Fiscal 2012 with a notional amount of $119 million. This instrument was being used as an economic hedge to reduce the interest cost related to the H. J. Heinz Company's $119 million remarketable securities. The swap was being accounted for on a full mark-to-market basis through current earnings, with gains and losses recorded as a component of interest income. As a result of the 2013 Merger, the remarketable securities were repaid and the associated total rate of return swap was terminated. During the fiscal year ended April 28, 2013, the H. J. Heinz Company recorded a $2 million reduction in interest income, representing changes in the fair value of the swap and interest on the arrangement. Net unrealized losses totaled $1 million as of April 28, 2013. In connection with this swap, the H. J. Heinz Company was required to maintain a restricted cash collateral balance of $34 million with the counterparty for the term of the swap which was reported in Other non-current assets on the consolidated balance sheets.
Concentration of Credit Risk:
Counterparties to currency exchange and interest rate derivatives consist of major international financial institutions. Heinz continually monitors its positions and the credit ratings of the counterparties involved and, by policy, limits the amount of credit exposure to any one party. While Heinz may be exposed to potential losses due to the credit risk of non-performance by these counterparties, losses are not anticipated. During the year ended December 28, 2014, the Successor period February 8, 2013 to December 29, 2013, the Predecessor period April 29, 2013 to June 7, 2013, and Fiscal 2013 and 2012, one customer represented approximately 10% of Heinz’s sales. Heinz closely monitors the credit risk associated with its counterparties and customers and to date has not experienced material losses.